Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Documentand Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	APWC
Entity Registrant Name	ASIA PACIFIC WIRE & CABLE CORP LTD
Entity Central Index Key	0001026980
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	13,819,669